Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 121,923		$ 117,785
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	34,607		34,391
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	37,528		35,028
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,297		14,602
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,856		15,350
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,614		11,720
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	114,902		111,091
Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7,021		6,694
SLF Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	66,898		65,083
SLF Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	21,095		20,918
SLF Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,435		11,161
SLF Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,591		9,131
SLF Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,267		9,178
SLF Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,461		11,607
SLF Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	63,849		61,995
SLF Canada | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,049		3,088
SLF U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	26,186		24,410
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,785		5,582
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	13,239	$ (10,000)	12,024
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,674		5,427
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25		25
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6		7
SLF U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	24,729		23,065
SLF U.S. | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,457		1,345
SLF Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	21,525		20,257
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,651		6,705
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,463	$ 0	11,449
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	32		33
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	(44)		(68)
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	147		106
SLF Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	19,249		18,225
SLF Asia | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,276		2,032
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7,314		8,035
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,076		1,186
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	391		394
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0		11
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,608		6,215
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0		0
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7,075		7,806
Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	239		229
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	980		1,089
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	240		250
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,214		5,692
United Kingdom | Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 170		$ 158